Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	References to “PEO” in the tables below refer to Jodi Johnson or Gerald Bachmeier, as applicable.

Fiscal Year (a)	Summary comp. table total for PEO (1) *Johnson ($) (b)	Summary comp. table total for PEO (2) *Bachmeier ($) (b)	Comp. actually paid to PEO (3) *Johnson ($) (c)	Comp. actually paid to PEO (4)*Bachmeier ($) (c)	Average summary comp. table total for non-PEO named executive officers (5) ($) (d)	Average comp. actually paid to non-PEO named executive officers (6) ($) (e)	Value of initial fixed $100 investment based on:		Net income(8) ($) (h)	EBITDA(9) ($) (i)
							TSR (7) ($) (f)	Peer group TSR (8) ($) (g)
2024	232,419	0	229,421	0	126,160	126,160	400	108	-1,172,777	6,480,867
2023	80,385	269,404	80,385	258,553	102,026	102,026	405	89	5,561,255	12,983,937
2022	0	315,405	0	304,420	153,369	153,369	317	81	29,496,680	33,847,660
2021	0	246,196	0	236,154	126,973	126,973	116	109	12,625,679	17,597,905

Non-PEO NEO Average Total Compensation Amount	$ 126,160	$ 102,026	$ 153,369	$ 126,973
Non-PEO NEO Average Compensation Actually Paid Amount	126,160	102,026	153,369	126,973
Total Shareholder Return Amount	400	405	317	116
Peer Group Total Shareholder Return Amount	108	89	81	109
Net Income (Loss)	$ (1,172,777)	$ 5,561,255	$ 29,496,680	$ 12,625,679
Company Selected Measure Amount	6,480,867	12,983,937	33,847,660	17,597,905
Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 232,419	$ 80,385	$ 0	$ 0
PEO Actually Paid Compensation Amount	229,421	80,385	0	0
Bachmeier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	269,404	315,405	246,196
PEO Actually Paid Compensation Amount	$ 0	$ 258,553	$ 304,420	$ 236,154